Earnings per share - Basic and Diluted Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Earnings per share
Net income for the year of the Company, Continuing operations	R$ 785,199	R$ 612,750		R$ 865,783
Net income for the year of the Company, Discontinued operations	65,264	280,633	[2]	(492,257)	[2]
Net income for the year of the Company	R$ 850,463	R$ 893,383		R$ 373,526
Weighted average shares outstanding (in thousands), Continuing operations	1,090,500	1,089,414		1,086,485
Weighted average shares outstanding (in thousands), Discontinued operations	1,090,500	1,089,414	[2]	1,086,485	[2]
Weighted average shares outstanding (in thousands)	1,090,500	1,089,414		1,086,485
Basic earnings per share – R$, Continuing operations	R$ 0.72	R$ 0.5625		R$ 0.7969
Basic earnings per share – R$, Discontinued operations	0.0598	0.2576	[2]	(0.4531)	[2]
Basic earnings per share -R$	R$ 0.7799	R$ 0.8201		R$ 0.3438
Diluted earnings per share
Net income for the year of the Company, Continuing operations	R$ 785,199	R$ 612,750		R$ 865,783
Net income for the year of the Company, Discontinued operations	65,264	280,633	[2]	(492,257)	[2]
Net income for the year of the Company	R$ 850,463	R$ 893,383		R$ 373,526
Weighted average shares outstanding (in thousands), including dilution effects, Continuing operations	1,096,962	1,095,842		1,092,873
Weighted average shares outstanding (in thousands), including dilution effects, Discontinued operations	1,096,962	1,095,842	[2]	1,092,873	[2]
Weighted average shares outstanding (in thousands), including dilution effects	1,096,962	1,095,842		1,092,873
Diluted earnings per share – R$, Continuing operations	R$ 0.7158	R$ 0.5592		R$ 0.7922
Diluted earnings per share – R$, Discontinued operations	0.0595	0.2561	[2]	(0.4504)	[2]
Diluted earnings per share -R$	R$ 0.7753	R$ 0.8152		R$ 0.3418
Weighted average shares outstanding (in thousands)
Weighted average shares outstanding for basic per share	1,090,500	1,089,414		1,086,485
Subscription warrants - indemnification	3,548	3,570		3,774
Deferred stock plan	2,914	2,858		2,614
Weighted average shares outstanding for diluted per share	1,096,962	1,095,842		1,092,873

[1]	For further details, see Note 3.c.3.
[2]	For further details, see Note 3.c.2.